Shareholders’ Equity - Schedule of Movement in Warrants Outstanding (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at ending of year	3,333,283	7,728,611
Weighted-average exercise price, ending Balance	$ 5.47	$ 4.14
Weighted average remaining contractual term (in years), ending Balance	1 year 9 months 29 days	1 year 7 months 17 days
Number of Warrants, Issued		7,382,438
Weighted-average exercise price, Issued		$ 1.22
Weighted average remaining contractual term (in years), Issued		1 year 11 months 4 days
Number of Warrants, Exercised		(1,709,760)
Weighted-average exercise price, Exercised		$ 0.001
Weighted average remaining contractual term (in years), Exercised
Number of Warrants, Expired		(1,277,350)
Weighted-average exercise price, Expired		$ 5.25
Weighted average remaining contractual term (in years), Expired		6 months 14 days